General information (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
General Information About Financial Statements [Line Items]
(Loss) / profit for the period		$ (65,791)	$ 141,718
Accumulated deficit	$ (2,475,581)	(2,475,581)		$ (2,409,790)
Cash flows from (used in) operating activities		(80,214)	68,291
Cash and cash equivalents	142,750	142,750	$ 151,452	$ 172,359	$ 51,428
Current assets less current liabilities	213,800	213,800
June 2026 Financing Facility
General Information About Financial Statements [Line Items]
Borrowing facilities, maximum borrowing capacity	75,000	$ 75,000
Ordinary Shares | June 2026 Offering
General Information About Financial Statements [Line Items]
Proceeds from issuing shares	$ 164,600
Aztiq Pharma Partners Sarl
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech		29.10%
Alvogen
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech		28.20%
Other Subsidiaries
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech		42.70%
Maximum percentage of ownership interest held by each shareholder		0.024